Other Assets (Tables)	12 Months Ended
Dec. 31, 2025
Miscellaneous assets [abstract]
Summary of Other Assets
19.1 Details of other assets as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024		December 31, 2025
Other financial assets
Other receivables	￦	8,955,019	￦	12,988,106
Accrued income		3,271,649		3,227,004
Guarantee deposits		918,515		866,563
Domestic exchange settlement debits		464,292		1,283,515
Others		1,322,780		1,344,410
Less: Allowances for credit losses		(518,864)		(629,272)
Less: Present value discount		(9,164)		(10,630)

		14,404,227		19,069,696

Other non-financial assets
Other receivables		5,435		20,295
Prepaid expenses		654,346		642,059
Guarantee deposits		5,121		6,367
Others		3,809,174		4,320,295
Less: Allowances for credit losses		(14,666)		(13,584)

		4,459,410		4,975,432

	￦	18,863,637	￦	24,045,128

19.2 Changes in allowances for credit losses of other assets for the years ended December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	2024
	Other financial assets		Other non-financial assets		Total
Beginning	￦	304,567	￦	12,769	￦	317,336
Write-offs		(13,552)		(142)		(13,694)
Provision (reversal)		155,770		1,987		157,757
Others		72,079		52		72,131

Ending	￦	518,864	￦	14,666	￦	533,530

(In millions of Korean won)	2025
	Other financial assets		Other non-financial assets		Total
Beginning	￦	518,864	￦	14,666	￦	533,530
Write-offs		(11,700)		(263)		(11,963)
Provision (reversal)		115,283		(1,220)		114,063
Others		6,825		401		7,226

Ending	￦	629,272	￦	13,584	￦	642,856